Schedule of Loans Payable (Details) - USD ($)		Mar. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Debt Disclosure [Abstract]
Automobile loans		$ 66,000	[1]	$ 69,000	[1]	$ 33,000
Notes payable, current portion		(238,000)		(13,000)		(8,000)
Noncurrent portion		53,000		56,000		25,000
Unsecured promissory note – related party	[2]	225,000
Total notes payable		291,000		69,000
Notes payable, net of current portion		$ 53,000		$ 56,000		$ 25,000

[1]	Automobile Loans
[2]	Unsecured Promissory Note – Related Party